Financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Schedule of components of financial assets
The detail, by nature and category for measurement purposes, of Grupo Santander's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2026 and 31 December 2025 is as follows, presented by the nature and categories for valuation purposes:

	EUR million
	30-06-2026
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	59,246
Equity instruments	23,105	6,278		3,602
Debt instruments	113,686	247	2,894	58,970	165,861
Loans and advances	90,904	1,533	4,990	12,799	1,168,490
Central Banks	18,524	—	—	—	17,156
Credit institutions	23,072	—	436	355	70,011
Customers	49,308	1,533	4,554	12,444	1,081,323
Total	286,941	8,058	7,884	75,371	1,334,351

	EUR million
	31-12-2025
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	58,355
Equity instruments	22,030	5,815		2,281
Debt instruments	98,568	245	2,894	58,305	140,014
Loans and advances	73,365	1,701	5,152	14,026	1,062,675
Central Banks	14,632	—	—	—	15,986
Credit institutions	25,967	—	413	1,120	61,513
Customers	32,766	1,701	4,739	12,906	985,176
Total	252,318	7,761	8,046	74,612	1,202,689

Disclosure of gross exposure by stages of impairment
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2026 and 31 December 2025:

	30-06-2026				31-12-2025
	Gross Amount				Gross Amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	71,266	428	153	71,847	71,559	737	122	72,418
Debt instruments	58,974	—	—	58,974	58,290	20	—	58,310
Loans and advances	12,292	428	153	12,873	13,269	717	122	14,108
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	355	—	—	355	1,120	—	—	1,120
Customers	11,937	428	153	12,518	12,149	717	122	12,988
Financial assets at amortised cost	1,233,331	88,116	35,463	1,356,910	1,109,395	82,323	32,251	1,223,969
Debt instruments	163,464	1,573	1,498	166,535	138,219	1,460	842	140,521
Loans and advances	1,069,867	86,543	33,965	1,190,375	971,176	80,863	31,409	1,083,448
Central Banks	17,156	—	—	17,156	15,986	—	—	15,986
Credit institutions	69,984	33	—	70,017	61,517	—	—	61,517
Customers	982,727	86,510	33,965	1,103,202	893,673	80,863	31,409	1,005,945
Total	1,304,597	88,544	35,616	1,428,757	1,180,954	83,060	32,373	1,296,387

	30-06-2026
	Gross amount in books on the amount of the last appraisal (loan to value)
EUR Million	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,826	21,061	20,703	2,940	519	63,049
Of which: impaired	108	136	116	61	71	492

	31-12-2025
	Gross amount in books on the amount of the last appraisal (loan to value)
EUR Million	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,191	20,310	18,811	2,812	663	59,787
Of which: impaired	122	158	151	84	103	618
At the end 30 June 2026 and 31 December 2025 the concentration of this portfolio was as follows:

	30-06-2026	31-12-2025
EUR Million	Loans: Gross amount
1. Without mortgage collateral	15	14
2. With mortgage collateral	3,157	2,970
2.1 Completed buildings	1,092	976
2.1.1 Residential	982	658
2.1.2 Other	110	318
2.2 Buildings and other constructions under construction	2,053	1,981
2.2.1 Residential	1,953	1,913
2.2.2 Other	100	68
2.3 Land	12	13
2.3.1 Developed consolidated land	9	9
2.3.2 Other land	3	4
Total	3,172	2,984

Disclosure of reconciliation of changes in loss allowance and in gross carrying amount for financial instruments
The following is the movement that has taken place, during the six-month periods ended 30 June 2026 and 2025, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2026	30-06-2025
Balance as at beginning of period	21,595	22,326

Impairment losses charged to income for the period	7,394	7,314
Of which:
Impairment losses charged to income	14,814	14,514
Impairment losses reversed with a credit to income	(7,420)	(7,200)
Write-off of impaired balances against recorded impairment allowance	(6,350)	(6,780)
Exchange differences and other	778	(1,774)

Balance as at end of period	23,417	21,086

Of which, relating to:
Impaired assets	15,443	13,607
Other assets	7,974	7,479

Of which:
Individually calculated	2,850	2,628
Collectively calculated	20,567	18,458
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2026 and 30 June 2025:

	EUR million
	30-06-2026
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	2,975	4,623	13,478	21,076
Transfers between stages	(577)	484	4,702	4,609
Net changes of the exposure and modifications in the credit risk	850	(485)	2,383	2,748
Write-offs	—	—	(6,298)	(6,298)
Exchange differences and other	(94)	75	543	524
Carrying amount at end of period	3,154	4,697	14,808	22,659

	EUR million
	30-06-2025
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,281	4,735	13,967	21,983
Transfers between stages	(769)	596	3,925	3,752
Net changes of the exposure and modifications in the credit risk	663	(469)	3,313	3,507
Write-offs	—	—	(6,717)	(6,717)
Exchange differences and other	(217)	(411)	(1,208)	(1,836)
Carrying amount at end of period	2,958	4,451	13,280	20,689
The movement during the six-month periods ended 30 June 2026 and 2025, in the balance of financial assets classified at amortised cost and considered impaired by reason for the credit risk is as follows:

	EUR million
	30-06-2026	30-06-2025
Balance as at beginning of period	32,297	34,206
Net additions	8,564	6,119
Written-off assets	(6,350)	(6,780)
Perimeter Changes	502	—
Exchange differences and other	1,044	(2,549)
Balance at end of period	36,057	30,996

Schedule of collaterals received for financial assets
Following is the breakdown of the value of the collaterals received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real collaterals and other collaterals at 30 June 2026 and 31 December 2025:

	EUR million
	30-06-2026	31-12-2025
Real collaterals value	673,085	604,281
Of which: Impaired	11,857	11,072
Other collaterals value	102,125	100,726
Of which: Impaired	2,218	1,809
Total value of the collaterals received	775,210	705,007

Schedule of financial assets measured at other than fair value
Following is a comparison of the carrying amounts of Grupo Santander’s financial assets measured at other than fair value and their respective fair values at 30 June 2026 and 31 December 2025:

	EUR million
	30-06-2026		31-12-2025
	Carrying amount	Fair value	Carrying amount	Fair value
Loans and advances	1,168,490	1,167,161	1,062,675	1,062,981
Debt instruments	165,861	164,914	140,014	139,242
ASSETS	1,334,351	1,332,075	1,202,689	1,202,223